Mezzanine Equity and Equity (Tables)	3 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of stock by class
	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	500,000,000	16,021,804	(1,250,000)	14,771,804
Class B Common Stock	$0.0001	100,000,000	10,566	—	10,566
Class C Common Stock	$0.0001	100,000,000	68,140,188	—	68,140,188
Series A Preferred Stock	$0.0001	25,000,000	26,000	—	26,000
Total shares as of March 31, 2023		725,000,000	84,198,558	(1,250,000)	82,948,558